Other Comprehensive Income (Components Of Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Other Comprehensive Income Loss [Line Items]
Total Other Comprehensive Income (Loss), Before Tax	$ (8)	$ (19)
Total Other Comprehensive Income (Loss), Tax	0	8
Total Other Comprehensive Income (Loss), Net of Taxes	(8)	(11)
Derivatives accounted for as cash flow hedges [Member]
Other Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), Before Reclassifications, Before Tax	(3)	(13)
Other Comprehensive Income (Loss), Before Reclassifications, Tax	1	5
Other Comprehensive Income (Loss), Before Reclassifications, Net of Tax	(2)	(8)
Derivatives accounted for as cash flow hedges [Member] | Cost of Sales [Member]
Other Comprehensive Income Loss [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Before Tax	0	(4)
Reclassification from Accumulated Other Comprehensive Income, Tax	0	2
Reclassification from Accumulated Other Comprehensive Income, Net of Tax	0	(2)
Derivatives accounted for as cash flow hedges [Member] | Other Income/Expense [Member]
Other Comprehensive Income Loss [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Before Tax	0	2
Reclassification from Accumulated Other Comprehensive Income, Tax	0	(1)
Reclassification from Accumulated Other Comprehensive Income, Net of Tax	0	1
Investments [Member]
Other Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), Before Reclassifications, Before Tax	(1)	(4)
Other Comprehensive Income (Loss), Before Reclassifications, Tax	0	2
Other Comprehensive Income (Loss), Before Reclassifications, Net of Tax	(1)	(2)
Investments [Member] | Other Income/Expense [Member]
Other Comprehensive Income Loss [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Before Tax	6	0
Reclassification from Accumulated Other Comprehensive Income, Tax	(2)	0
Reclassification from Accumulated Other Comprehensive Income, Net of Tax	4	0
Currency translation [Member]
Other Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), Before Reclassifications, Before Tax	(11)	(1)
Other Comprehensive Income (Loss), Before Reclassifications, Tax	0	0
Other Comprehensive Income (Loss), Before Reclassifications, Net of Tax	(11)	(1)
Postretirement benefits [Member]
Other Comprehensive Income Loss [Line Items]
Total Other Comprehensive Income (Loss), Before Tax	1	1
Total Other Comprehensive Income (Loss), Tax	1	0
Total Other Comprehensive Income (Loss), Net of Taxes	$ 2	$ 1